Income taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
Puerto Rico	$ 69,415	$ 33,281	$ 2,251
Federal and States	10,232	3,613	3,598
Subtotal current income tax expense	79,647	36,894	5,849
Deferred income tax expense (benefit)
Puerto Rico	179,688	69,300	123,337
Federal and States	49,683	5,744	17,995
Subtotal deferred income tax expense (benefit)	229,371	75,044	141,332
Income tax expense	$ 309,018	$ 111,938	$ 147,181